Schedule of Preliminary Purchase Price (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 04, 2021	Mar. 09, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash			$ 7,056,949	$ 315,289	$ 315,289	$ 16,331,026
College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Cash	$ 10,829,893
Deferred cash payments	1,639,016
Total purchase consideration	$ 12,468,909
Petametrics Inc [Member]
Business Acquisition [Line Items]
Cash		$ 315,289
Total purchase consideration		815,289
Indemnity restricted stock units for shares of common stock		$ 500,000